Debt - Narrative (Details)			9 Months Ended
	Mar. 03, 2017 USD ($) shares	Feb. 17, 2017 USD ($) instrument $ / shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Feb. 13, 2017 $ / shares
Debt Instrument [Line Items]
Cost of capped call transactions			$ 31,194,000	$ 0
Margin Loan Facility | Golar Partners, Common Units
Debt Instrument [Line Items]
Number of common units pledged as security (in shares) | shares			20,852,291
Convertible Debt | Convertible bonds - 2017
Debt Instrument [Line Items]
Face amount		$ 402,500,000	$ 402,500,000
Term		5 years
Stated interest rate		2.75%
Conversion rate		0.0265308
Initial conversion price (in USD per share) | $ / shares		$ 37.69
Premium percentage for convertible bonds		35.00%
Closing share price (in USD per share) | $ / shares					$ 27.92
Cost of capped call transactions		$ 31,200,000
Number of common shares covered by capped call transactions (in shares) | instrument		10,678,647
Initial cap price (in USD per share) | $ / shares		$ 48.86
Premium percentage for capped call transactions		75.00%
All-in cost of the bond		4.30%
Bond proceeds, net of fees and cost of capped call transactions		$ 360,200,000
Convertible Debt | Convertible bonds - 2012
Debt Instrument [Line Items]
Stated interest rate	3.75%
Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Face amount	$ 150,000,000
Term	3 years
Secured Debt | Margin Loan Facility | LIBOR
Debt Instrument [Line Items]
Variable rate margin	3.95%
Secured Debt | Margin Loan Facility | Golar Partners, Common Units
Debt Instrument [Line Items]
Number of common units pledged as security (in shares) | shares	20,852,291